UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value
LONG COMMON STOCKS - 31.97%
AEROSPACE & DEFENSE - 0.64%
B/E Aerospace, Inc.	87	$3,519
The Boeing Company	4	480
Esterline Technologies Corporation (a)	6	472
General Dynamics Corporation	17	2,274
Honeywell International, Inc.	73	7,534
Huntington Ingalls Industries, Inc.	10	1,279
KLX, Inc. (a)	11	322
L-3 Communications Holdings, Inc.	29	3,388
Lockheed Martin Corporation	3	633
Northrop Grumman Corporation	3	555
Orbital ATK, Inc.	56	5,053
Precision Castparts Corporation	3	705
Raytheon Company	23	2,950
Rockwell Collins, Inc.	7	566
Teledyne Technologies, Inc. (a)	7	569
Textron, Inc.	14	479
Triumph Group, Inc.	10	255
United Technologies Corporation	6	526
		31,559
AIR FREIGHT & LOGISTICS - 0.17%
C.H. Robinson Worldwide, Inc.	10	648
Echo Global Logistics, Inc. (a)	81	1,783
Expeditors International of Washington, Inc.	13	587
FedEx Corporation	4	531
Forward Air Corporation	20	863
United Parcel Service, Inc., Class B	14	1,305
XPO Logistics, Inc. (a)	106	2,422
		8,139
AIRLINES - 0.16%
Alaska Air Group, Inc.	26	1,830
American Airlines Group, Inc.	15	585
Delta Air Lines, Inc.	12	532
JetBlue Airways Corporation (a)	65	1,385
Southwest Airlines Company	14	527
Spirit Airlines, Inc. (a)	49	2,048
United Continental Holdings, Inc. (a)	19	917
		7,824
AUTO COMPONENTS - 0.11%
BorgWarner, Inc.	14	411
Dana Holding Corporation	32	380
Delphi Automotive plc (b)	7	454
Gentex Corporation	59	808
The Goodyear Tire & Rubber Company	19	540
Johnson Controls, Inc.	15	538
Lear Corporation	14	1,454
Tenneco, Inc. (a)	23	879
		5,464
AUTOMOBILES - 0.04%
Ford Motor Company	43	513
General Motors Company	18	534
Harley Davidson, Inc.	14	560
Thor Industries, Inc.	10	524
		2,131
BANKS - 1.88%
Associated Banc-Corporation	31	544
BancorpSouth, Inc.	17	355
Bank of America Corporation	36	509
Bank of Hawaii Corporation	9	539
Bank of the Ozarks, Inc.	17	754
BB&T Corporation	401	13,097
Boston Private Financial Holdings, Inc.	1,085	11,230

Cathay General Bancorp	16	448
CIT Group, Inc.	35	1,027
Citigroup, Inc.	40	1,703
Citizens Financial Group, Inc.	402	8,543
Comerica, Inc.	14	480
Commerce Bancshares, Inc.	17	699
Cullen/Frost Bankers, Inc.	12	574
East West Bancorp, Inc.	30	973
Fifth Third Bancorp	555	8,769
First Horizon National Corporation	48	611
First Niagara Financial Group, Inc.	73	715
FirstMerit Corporation	34	659
Fulton Financial Corporation	35	450
Hancock Holding Company	16	383
Huntington Bancshares, Inc.	56	480
International Bancshares Corporation	12	278
Investors Bancorp, Inc.	280	3,273
JPMorgan Chase & Company	8	476
KeyCorp	1,096	12,231
M&T Bank Corporation	5	551
PacWest Bancorp	24	881
People's United Financial, Inc.	38	546
The PNC Financial Services Group, Inc.	6	520
Prosperity Bancshares, Inc.	14	594
Regions Financial Corporation	588	4,775
Signature Bank (a)	10	1,393
SunTrust Banks, Inc.	14	512
SVB Financial Group (a)	74	7,498
Synovus Financial Corporation	25	763
TCF Financial Corporation	103	1,237
Trustmark Corporation	13	281
Umpqua Holdings Corporation	45	652
Valley National Bancorp	49	431
Webster Financial Corporation	19	630
Wells Fargo & Company	11	553
Zions Bancorporation	22	499
		92,116
BEVERAGES - 0.57%
Anheuser-Busch InBev NV - ADR	54	6,795
The Boston Beer Company, Inc. - Class A (a)	2	358
Brown-Forman Corporation, Class B	6	587
The Coca-Cola Company	14	601
Coca-Cola Enterprises, Inc.	12	557
Constellation Brands, Inc., Class A	4	610
Dr Pepper Snapple Group, Inc.	6	563
Molson Coors Brewing Company, Class B	185	16,739
Monster Beverage Corporation (a)	4	540
PepsiCo, Inc.	6	596
		27,946
BIOTECHNOLOGY - 0.67%
AbbVie, Inc.	10	549
ACADIA Pharmaceuticals, Inc. (a)	25	517
Acceleron Pharma, Inc. (a)	16	491
Adaptimmune Therapeutics plc - ADR (a)	77	544
ADMA Biologics, Inc. (a)	112	676
Advaxis, Inc. (a)	39	266
Agenus, Inc. (a)	110	347
Aldeyra Therapeutics, Inc. (a)	53	255
Alexion Pharmaceuticals, Inc. (a)	3	438
Alkermes plc (a)(b)	21	672
Alnylam Pharmaceuticals, Inc. (a)	6	414
Amgen, Inc.	4	611
Anacor Pharmaceuticals, Inc. (a)	8	601
Anthera Pharmaceuticals, Inc. (a)	71	229
Array BioPharma, Inc. (a)	168	519
Baxalta, Inc.	14	560
Bellicum Pharmaceuticals, Inc. (a)	21	237
Biogen, Inc. (a)	2	546

BioMarin Pharmaceutical, Inc. (a)	15	1,110
Catalyst Pharmaceuticals, Inc. (a)	85	158
Celgene Corporation (a)	33	3,311
Cepheid, Inc. (a)	30	884
Chimerix, Inc. (a)	14	108
Curis, Inc. (a)	149	244
Cytokinetics, Inc. (a)	15	116
Esperion Therapeutics, Inc. (a)	11	164
Five Prime Therapeutics, Inc. (a)	35	1,258
Galapagos NV - ADR (a)	10	489
Geron Corporation (a)	25	76
Gilead Sciences, Inc.	22	1,826
Immunomedics, Inc. (a)	70	132
Infinity Pharmaceuticals, Inc. (a)	32	199
Insys Therapeutics, Inc. (a)	21	364
Intercept Pharmaceuticals, Inc. (a)	6	637
Intrexon Corporation (a)	38	1,107
Ionis Pharmaceuticals, Inc. (a)	3	117
Ironwood Pharmaceuticals, Inc. (a)	113	1,043
Keryx Biopharmaceuticals, Inc. (a)	78	275
Medivation, Inc. (a)	55	1,799
Merrimack Pharmaceuticals, Inc. (a)	38	234
Neurocrine Biosciences, Inc. (a)	15	638
Portola Pharmaceuticals, Inc. (a)	1	33
Prothena Corporation plc (a)(b)	2	78
Regeneron Pharmaceuticals, Inc. (a)	1	420
Rigel Pharmaceuticals, Inc. (a)	214	589
Sunesis Pharmaceuticals, Inc. (a)	28	22
T2 Biosystems, Inc. (a)	18	160
TESARO, Inc. (a)	15	518
TG Therapeutics, Inc. (a)	36	294
TRACON Pharmaceuticals, Inc. (a)	4	31
Trillium Therapeutics, Inc. (a)(b)	7	56
Trovagene, Inc. (a)	77	280
Ultragenyx Pharmaceutical, Inc. (a)	7	393
uniQure NV (a)(b)	7	128
United Therapeutics Corporation (a)	9	1,109
Vanda Pharmaceuticals, Inc. (a)	9	77
Vertex Pharmaceuticals, Inc. (a)	39	3,539
Xenon Pharmaceuticals, Inc. (a)(b)	33	218
		32,706
BUILDING PRODUCTS - 0.17%
A.O. Smith Corporation	15	1,048
Allegion plc (b)	9	545
Fortune Brands Home & Security, Inc.	33	1,604
Lennox International, Inc.	9	1,078
Masco Corporation	96	2,533
Owens Corning	37	1,709
		8,517
CAPITAL MARKETS - 0.54%
Affiliated Managers Group, Inc. (a)	4	537
Ameriprise Financial, Inc.	6	544
Azimut Holding SpA (b)	138	2,893
The Bank New York Mellon Corporation	15	543
BlackRock, Inc.	2	628
The Charles Schwab Corporation	19	485
E Trade Financial Corporation (a)	21	495
Eaton Vance Corporation	22	630
Federated Investors, Inc., Class B	19	480
Franklin Resources, Inc.	16	555
The Goldman Sachs Group, Inc.	56	9,047
Invesco Ltd.	18	539
Janus Capital Group, Inc.	30	378
KKR & Company LP	92	1,254
Legg Mason, Inc.	15	459
Morgan Stanley	67	1,734
Northern Trust Corporation	8	497
Raymond James Financial, Inc.	26	1,139

SEI Investments Company	31	1,216
State Street Corporation	9	502
Stifel Financial Corporation (a)	14	468
T. Rowe Price Group, Inc.	9	639
Waddell & Reed Financial, Inc., Class A	16	439
WisdomTree Investments, Inc.	24	288
		26,389
CHEMICALS - 0.83%
Air Products & Chemicals, Inc.	22	2,788
Airgas, Inc.	4	560
Albemarle Corporation	76	4,001
Ashland, Inc.	13	1,232
Cabot Corporation	12	484
CF Industries Holdings, Inc.	15	450
The Chemours Company	37	146
The Dow Chemical Company	12	504
E. I. Du Pont de Nemors and Company	9	475
Eastman Chemical Company	9	551
Ecolab, Inc.	5	539
FMC Corporation	16	571
International Flavors & Fragrances, Inc.	5	585
LyondellBasell Industries NV, Class A	7	546
Minerals Technologies, Inc.	7	287
Monsanto Company	6	544
The Mosaic Company	124	2,988
NewMarket Corporation	2	759
Olin Corporation	34	576
Orion Engineered Carbons SA (b)	153	1,850
PolyOne Corporation	18	487
PPG Industries, Inc.	45	4,280
Praxair, Inc.	6	600
RPM International, Inc.	27	1,060
The Scotts Miracle-Gro Company, Class A	9	618
Sensient Technologies Corporation	9	537
The Sherwin-Williams Company	36	9,204
Syngenta AG - ADR	30	2,216
The Valspar Corporation	16	1,253
		40,691
COMMERCIAL SERVICES & SUPPLIES - 0.43%
The ADT Corporation	18	532
Cintas Corporation	7	601
Clean Harbors, Inc. (a)	10	443
Copart, Inc. (a)	23	771
Deluxe Corporation	10	559
Herman Miller, Inc.	12	307
HNI Corporation	9	306
KAR Auction Services, Inc.	279	9,324
MSA Safety, Inc.	7	300
Pitney Bowes, Inc.	29	568
R. R. Donnelley & Sons Company	43	601
Republic Services, Inc.	14	612
Rollins, Inc.	20	551
Stericycle, Inc. (a)	5	602
Tyco International plc	83	2,854
Waste Connections, Inc.	25	1,499
Waste Management, Inc.	11	583
		21,013
COMMUNICATIONS EQUIPMENT - 0.24%
Aerohive Networks, Inc. (a)	203	952
Ciena Corporation (a)	27	480
Cisco Systems, Inc.	23	547
Extreme Networks, Inc. (a)	360	994
F5 Networks, Inc. (a)	6	563
Harris Corporation	61	5,305
InterDigital, Inc.	7	315
Juniper Networks, Inc.	22	519
Motorola Solutions, Inc.	9	601
NetScout Systems, Inc. (a)	20	431

Plantronics, Inc.	7	314
Polycom, Inc. (a)	27	275
QUALCOMM, Inc.	12	544
		11,840
CONSTRUCTION & ENGINEERING - 0.13%
AECOM (a)	32	878
Dycom Industries, Inc. (a)	49	3,247
Fluor Corporation	12	539
Granite Construction, Inc.	8	309
Jacobs Engineering Group, Inc. (a)	14	549
KBR, Inc.	30	428
Quanta Services, Inc. (a)	29	542
		6,492
CONSTRUCTION MATERIALS - 0.06%
Eagle Materials, Inc.	10	535
Martin Marietta Materials, Inc.	5	628
Vulcan Materials Company	18	1,588
		2,751
CONSUMER FINANCE - 0.15%
American Express Company	9	481
Capital One Financial Corporation	8	525
Discover Financial Services	11	504
Navient Corporation	52	497
OneMain Holdings, Inc. (a)	140	3,700
Santander Consumer USA Holdings, Inc. (a)	70	732
SLM Corporation (a)	87	557
Synchrony Financial (a)	20	568
		7,564
CONTAINERS & PACKAGING - 0.41%
AptarGroup, Inc.	13	948
Avery Dennison Corporation	10	609
Ball Corporation	83	5,547
Bemis Company, Inc.	20	957
Berry Plastics Group, Inc. (a)	72	2,239
Graphic Packaging Holding Company	225	2,556
Greif, Inc., Class A	5	132
International Paper Company	16	547
Owens-Illinois, Inc. (a)	35	453
Packaging Corporation of America	20	1,017
Sealed Air Corporation	14	568
Silgan Holdings, Inc.	59	3,119
Sonoco Products Company	20	790
WestRock Company	13	459
		19,941
DISTRIBUTORS - 0.05%
Genuine Parts Company	7	603
LKQ Corporation (a)	58	1,589
		2,192
DIVERSIFIED CONSUMER SERVICES - 0.05%
DeVry Education Group, Inc.	12	239
Graham Holdings Company, Class B	1	485
H&R Block, Inc.	18	613
Service Corporation International	39	943
Sotheby's	12	282
		2,562
DIVERSIFIED FINANCIAL SERVICES - 0.20%
Berkshire Hathaway, Inc., Class B (a)	5	649
CBOE Holdings, Inc.	17	1,132
CME Group, Inc.	7	629
Factset Research Systems, Inc.	8	1,205
Intercontinental Exchange, Inc.	2	528
Leucadia National Corporation	35	580
MarketAxess Holdings, Inc.	8	930
McGraw Hill Financial, Inc.	6	510
Moody's Corporation	6	535
MSCI, Inc.	19	1,308
Nasdaq, Inc.	11	682
Voya Financial, Inc.	35	1,070

		9,758
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.17%
AT&T, Inc.	109	3,931
CenturyLink, Inc.	24	610
Frontier Communications Corporation	128	582
Level 3 Communications, Inc. (a)	52	2,538
Verizon Communications, Inc.	13	650
		8,311
ELECTRIC UTILITIES - 0.83%
American Electrical Power Company, Inc.	64	3,902
Cleco Corporation	12	638
Duke Energy Corporation	8	602
Edison International	73	4,511
The Empire District Electric Company	58	1,702
Entergy Corporation	9	635
Eversource Energy	12	646
Exelon Corporation	66	1,952
FirstEnergy Corporation	19	628
Great Plains Energy, Inc.	99	2,760
Hawaiian Electric Industries, Inc.	22	658
IDACORP, Inc.	10	696
ITC Holdings Corporation	198	7,900
Nextera Energy, Inc.	6	670
OGE Energy Corporation	41	1,075
Pepco Holdings, Inc.	23	614
Pinnacle West Capital Corporation	9	597
PNM Resources, Inc.	16	503
PPL Corporation	18	631
The Southern Company	112	5,479
Westar Energy, Inc.	29	1,263
Xcel Energy, Inc.	63	2,408
		40,470
ELECTRICAL EQUIPMENT - 0.12%
Acuity Brands, Inc.	9	1,822
AMETEK, Inc.	11	518
Eaton Corporation plc	12	606
Emerson Electric Company	13	598
Hubbell, Inc. (a)	12	1,085
Regal Beloit Corporation	9	506
Rockwell Automation, Inc.	6	573
		5,708
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.28%
Amphenol Corporation, Class A	12	595
Arrow Electronics, Inc. (a)	19	980
Avnet, Inc.	27	1,078
Belden, Inc.	9	384
Cognex Corporation	17	548
Corning, Inc.	33	614
FEI Company	8	580
FLIR Systems, Inc.	21	614
Ingram Micro, Inc., Class A	31	874
IPG Photonics Corporation (a)	7	566
Jabil Circuit, Inc.	35	697
Keysight Technologies, Inc. (a)	35	819
Knowles Corporation (a)	18	245
LG Display Company Ltd. - ADR	29	262
National Instruments Corporation	24	684
SYNNEX Corporation	6	504
TE Connectivity Ltd. (b)	9	514
Tech Data Corporation (a)	7	437
Trimble Navigation Ltd. (a)	51	984
VeriFone Systems, Inc. (a)	22	515
Vishay Intertechnology, Inc.	28	321
Zebra Technologies Corporation, Class A (a)	11	664
		13,479
ENERGY EQUIPMENT & SERVICES - 0.18%
Atwood Oceanics, Inc.	12	74
Baker Hughes, Inc.	13	566

Cameron International Corporation (a)	9	591
Diamond Offshore Drilling, Inc.	27	502
Dril-Quip, Inc. (a)	8	469
Ensco plc, Class A (b)	37	362
FMC Technologies, Inc. (a)	20	503
Halliburton Company	17	540
Helmerich & Payne, Inc.	11	559
Nabors Industries Ltd.	67	493
National Oilwell Varco, Inc.	17	553
Noble Corporation plc (b)	50	389
Oceaneering International, Inc.	21	711
Oil States International, Inc. (a)	10	282
Patterson UTI Energy, Inc.	30	431
Rowan Companies plc, Class A	26	329
Schlumberger Ltd.	9	650
Superior Energy Services, Inc.	31	320
Transocean Ltd. (b)	47	490
		8,814
FOOD & STAPLES RETAILING - 0.33%
Casey's General Stores, Inc.	8	966
Costco Wholesale Corporation	4	605
CVS Health Corporation	6	580
Kroger Company	14	543
Sprouts Farmers Market, Inc. (a)	183	4,172
SUPERVALU, Inc. (a)	55	250
Sysco Corporation	15	597
United Natural Foods, Inc. (a)	23	805
Walgreens Boots Alliance, Inc.	7	558
Wal-Mart Stores, Inc.	100	6,636
Whole Foods Market, Inc.	18	528
		16,240
FOOD PRODUCTS - 0.80%
Archer-Daniels-Midland Company	17	601
Campbell Soup Company	12	677
ConAgra Foods, Inc.	14	583
Darling Ingredients, Inc. (a)	328	2,949
Dean Foods Company	19	380
Flowers Foods, Inc.	38	781
General Mills, Inc.	10	565
The Hain Celestial Group, Inc. (a)	22	800
The Hershey Company	7	617
Hormel Foods Corporation	8	643
Ingredion, Inc.	15	1,511
The JM Smucker Company	5	642
Kellogg Company	8	588
Keurig Green Mountain, Inc.	7	625
The Kraft Heinz Company	8	624
Lancaster Colony Corporation	4	407
McCormick & Company, Inc.	7	616
Mead Johnson Nutrition Company	66	4,784
Mondelez International, Inc., Class A	14	603
Nestle SA, Reg (b)	36	2,643
Pilgrim's Pride Corporation (a)	59	1,309
Post Holdings, Inc. (a)	87	5,089
Tootsie Roll Industries, Inc.	4	131
TreeHouse Foods, Inc. (a)	9	714
Tyson Foods, Inc., Class A	11	587
The WhiteWave Foods Company (a)	262	9,890
		39,359
GAS UTILITIES - 0.18%
AGL Resources, Inc.	54	3,432
Atmos Energy Corporation	21	1,454
National Fuel Gas Company	17	771
One Gas, Inc.	11	622
Questar Corporation	36	734
UGI Corporation	35	1,190
WGL Holdings, Inc.	10	668
		8,871

HEALTH CARE EQUIPMENT & SUPPLIES - 1.00%
Abbott Laboratories	42	1,590
ABIOMED, Inc. (a)	32	2,730
Align Technology, Inc. (a)	14	926
AtriCure, Inc. (a)	27	472
Baxter International, Inc.	16	586
Becton, Dickinson and Company	4	581
Boston Scientific Corporation (a)	122	2,139
C. R. Bard, Inc.	6	1,100
Cardiovascular Systems, Inc. (a)	7	59
The Cooper Companies, Inc.	19	2,492
DENTSPLY International, Inc.	10	589
DexCom, Inc. (a)	50	3,564
Edwards Lifesciences Corporation (a)	32	2,503
GenMark Diagnostics, Inc. (a)	70	370
Halyard Health, Inc. (a)	10	248
Hill-Rom Holdings, Inc.	12	587
Hologic, Inc. (a)	52	1,765
IDEXX Laboratories, Inc. (a)	33	2,315
Intuitive Surgical, Inc. (a)	6	3,245
K2M Group Holdings, Inc. (a)	30	426
LDR Holding Corporation (a)	25	459
LivaNova plc (a)(b)	10	560
Lombard Medical, Inc. (a)(b)	59	50
Mazor Robotics Ltd. - ADR (a)	35	360
Medtronic plc (b)	8	607
Nevro Corporation (a)	12	741
Novadaq Technologies, Inc. (a)(b)	17	187
NuVasive, Inc. (a)	11	507
NxStage Medical, Inc. (a)	161	3,046
ResMed, Inc.	29	1,644
Roka Bioscience, Inc. (a)	71	63
Sirona Dental Systems, Inc. (a)	11	1,169
Smith & Nephew plc - ADR	14	470
The Spectranetics Corporation (a)	23	277
St Jude Medical, Inc.	59	3,119
STAAR Surgical Company (a)	44	287
STERIS plc (b)	17	1,177
Stryker Corporation	24	2,380
Sunshine Heart, Inc. (a)	71	77
Teleflex, Inc.	9	1,221
Varian Medical Systems, Inc. (a)	8	617
West Pharmaceutical Services, Inc.	15	858
Wright Medical Group NV (a)(b)	19	379
Zimmer Biomet Holdings, Inc.	6	596
		49,138
HEALTH CARE PROVIDERS & SERVICES - 0.49%
Aetna, Inc.	16	1,630
AmerisourceBergen Corporation	6	537
AmSurg Corporation (a)	11	805
Anthem, Inc.	4	522
Cardinal Health, Inc.	7	570
Centene Corporation (a)	24	1,489
Cigna Corporation	4	534
Community Health Systems, Inc. (a)	24	516
DaVita HealthCare Partners, Inc. (a)	9	604
Express Scripts Holding Company (a)	7	503
HCA Holdings, Inc. (a)	9	626
Health Net, Inc. (a)	16	1,060
Henry Schein, Inc. (a)	3	454
Humana, Inc.	14	2,279
Laboratory Corporation of America Holdings (a)	5	562
LifePoint Health, Inc. (a)	9	628
McKesson Corporation	3	483
MEDNAX, Inc. (a)	19	1,320
Molina Healthcare, Inc. (a)	31	1,702
Owens & Minor, Inc.	13	451
Patterson Companies, Inc.	14	594

Quest Diagnostics, Inc.	8	525
Tenet Healthcare Corporation (a)	20	542
UnitedHealth Group, Inc.	16	1,843
Universal Health Services, Inc., Class B	14	1,577
VCA, Inc. (a)	16	820
WellCare Health Plans, Inc. (a)	9	684
		23,860
HEALTH CARE TECHNOLOGY - 0.04%
Allscripts Healthcare Solutions, Inc. (a)	39	538
Cerner Corporation (a)	10	580
HMS Holdings Corporation (a)	65	783
		1,901
HOTELS, RESTAURANTS & LEISURE - 0.77%
Aramark	21	671
Boyd Gaming Corporation (a)	63	1,122
Brinker International, Inc.	12	597
Buffalo Wild Wings, Inc. (a)	4	609
Carnival Corporation	11	529
The Cheesecake Factory, Inc.	9	435
Chipotle Mexican Grill, Inc. (a)	1	453
Cracker Barrel Old Country Store, Inc.	5	656
Darden Restaurants, Inc.	10	631
Dominos Pizza, Inc.	11	1,253
Dunkin' Brands Group, Inc.	19	748
Hilton Worldwide Holdings, Inc.	29	517
International Speedway Corporation, Class A	5	171
Jack In The Box, Inc.	7	543
Marriott International, Inc., Class A	45	2,758
McDonald's Corporation	63	7,798
MGM Resorts International (a)	137	2,751
Panera Bread Company, Class A (a)	5	970
Royal Caribbean Cruises Ltd.	6	492
Six Flags Entertainment Corporation	27	1,357
Sonic Corporation	200	5,876
Starbucks Corporation	10	608
Starwood Hotels & Resorts Worldwide, Inc.	9	560
The Wendy's Company	43	440
Wyndham Worldwide Corporation	8	519
Wynn Resorts Ltd.	9	606
Yum! Brands, Inc.	58	4,197
		37,867
HOUSEHOLD DURABLES - 0.37%
CalAtlantic Group, Inc.	16	520
D.R. Horton, Inc.	29	798
Garmin Ltd. (b)	16	563
Harman International Industries, Inc.	6	446
Jarden Corporation (a)	43	2,281
KB Home	18	196
Leggett & Platt, Inc.	15	623
Lennar Corporation, Class A	13	548
M.D.C. Holdings, Inc.	8	174
Mohawk Industries, Inc. (a)	23	3,827
Newell Rubbermaid, Inc.	14	543
NVR, Inc. (a)	1	1,651
PulteGroup, Inc.	35	587
Tempur Sealy International, Inc. (a)	13	784
Toll Brothers, Inc. (a)	33	911
TomTom NV (a)(b)	247	2,558
TRI Pointe Group, Inc. (a)	30	316
Tupperware Brands Corporation	9	418
Whirlpool Corporation	4	538
		18,282
HOUSEHOLD PRODUCTS - 0.07%
Church & Dwight Company, Inc.	7	588
The Clorox Company	5	645
Colgate-Palmolive Company	9	608
Energizer Holdings, Inc.	13	416
Kimberly-Clark Corporation	5	642

The Procter & Gamble Company	8	654
		3,553
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.04%
The AES Corporation	63	599
Dynegy, Inc. (a)	72	852
NRG Energy, Inc.	52	553
Talen Energy Corporation (a)	17	122
		2,126
INDUSTRIAL CONGLOMERATES - 0.12%
3M Company	4	604
Carlisle Companies, Inc.	13	1,088
Danaher Corporation	37	3,206
General Electric Company	19	553
Roper Technologies, Inc.	3	527
		5,978
INSURANCE - 1.30%
Aflac, Inc.	10	580
Alleghany Corporation (a)	3	1,434
Allied World Assurance Company Holdings AG (b)	350	12,807
Allstate Corporation	10	606
American Financial Group, Inc.	14	994
American International Group, Inc.	10	565
Aon plc (b)	7	615
Arthur J. Gallagher & Company	36	1,355
Aspen Insurance Holdings Ltd. (b)	12	558
Assurant, Inc.	8	650
Brown & Brown, Inc.	25	756
Chubb Ltd. (b)	8	906
Cincinnati Financial Corporation	10	576
CNO Financial Group, Inc.	38	661
Endurance Specialty Holdings Ltd. (b)	13	805
Everest Re Group Ltd. (b)	9	1,610
First American Financial Corporation	22	756
Genworth Financial, Inc. (a)	103	286
The Hartford Financial Services Group, Inc.	189	7,594
Kemper Corporation	8	276
Lincoln National Corporation	12	474
Loews Corporation	16	592
Marsh & McLennan Companies, Inc.	11	587
Mercury General Corporation	6	279
MetLife, Inc.	13	580
Old Republic International Corporation	50	904
Primerica, Inc.	10	450
Principal Financial Group, Inc.	14	532
The Progressive Corporation	19	594
Prudential Financial, Inc.	8	561
Reinsurance Group America, Inc.	14	1,179
RenaissanceRe Holdings Ltd. (b)	9	1,014
StanCorp Financial Group, Inc.	9	1,032
Talanx AG (b)	158	4,526
Torchmark Corporation	11	598
The Travelers Companies, Inc.	5	535
Unum Group	70	2,005
Validus Holdings Ltd. (b)	189	8,361
W. R. Berkley Corporation	20	1,003
Willis Towers Watson plc (b)	27	3,091
XL Group plc (b)	16	580
		63,867
INTERNET & CATALOG RETAIL - 0.07%
Amazon.com, Inc. (a)	1	587
Expedia, Inc.	5	505
HSN, Inc.	7	330
Netflix, Inc. (a)	6	551
The Priceline Group, Inc. (a)	1	1,065
TripAdvisor, Inc. (a)	7	467
		3,505
INTERNET SOFTWARE & SERVICES - 0.60%
58.com, Inc. - ADR (a)	13	729

Akamai Technologies, Inc. (a)	11	502
Alphabet, Inc., Class A (a)	7	5,329
Alphabet, Inc., Class C (a)	1	743
Criteo SA - ADR (a)	54	1,597
Ebay, Inc. (a)	23	540
Facebook, Inc., Class A (a)	20	2,244
IAC/InterActiveCorp	23	1,195
Intralinks Holdings, Inc. (a)	123	991
j2 Global, Inc.	10	725
Marketo, Inc. (a)	99	1,882
Mimecast Ltd. (a)(b)	101	775
Rackspace Hosting, Inc. (a)	139	2,809
Shopify, Inc., Class A (a)(b)	86	1,997
Tencent Holdings Ltd. (b)	79	1,471
Tencent Holdings Ltd. - ADR	124	2,324
VeriSign, Inc. (a)	7	529
WebMD Health Corporation (a)	46	2,351
Yahoo!, Inc. (a)	19	561
		29,294
IT SERVICES - 0.82%
Accenture PLC, Class A (b)	73	7,704
Acxiom Corporation (a)	16	299
Alliance Data Systems Corporation (a)	9	1,798
Automatic Data Processing, Inc.	7	582
Broadridge Financial Solutions, Inc.	24	1,285
Cognizant Technology Solutions Corporation, Class A (a)	10	633
Computer Sciences Corporation	29	930
Convergys Corporation	18	440
CoreLogic, Inc. (a)	18	643
CSRA, Inc.	138	3,696
DST Systems, Inc.	7	738
Fidelity National Information Services, Inc.	10	597
First Data Corporation, Class A (a)	175	2,340
Fiserv, Inc. (a)	7	662
Gartner, Inc. (a)	17	1,494
Global Payments, Inc.	27	1,592
International Business Machines Corporation	4	499
Jack Henry & Associates, Inc.	16	1,299
Leidos Holdings, Inc.	15	692
MasterCard, Inc., Class A	6	534
MAXIMUS, Inc.	13	694
MoneyGram International, Inc. (a)	351	1,860
Neustar, Inc., Class A (a)	11	270
Paychex, Inc.	12	574
PayPal Holdings, Inc. (a)	17	614
Science Applications International Corporation	8	341
Teradata Corporation (a)	23	560
Total System Services, Inc.	12	482
Visa, Inc., Class A	64	4,767
The Western Union Company	34	607
WEX, Inc. (a)	8	581
Xerox Corporation	58	566
		40,373
LEISURE PRODUCTS - 0.43%
Arctic Cat, Inc.	96	1,182
Brunswick Corporation	119	4,742
Hasbro, Inc.	9	668
Mattel, Inc.	74	2,042
Performance Sports Group Ltd. (a)	442	3,160
Polaris Industries, Inc.	13	960
Smith & Wesson Holding Corporation (a)	189	4,075
Vista Outdoor, Inc. (a)	85	4,098
		20,927
LIFE SCIENCES TOOLS & SERVICES - 0.24%
Agilent Technologies, Inc.	44	1,657
Bio-Rad Laboratories, Inc., Class A (a)	4	510
Bio-Techne Corporation	8	661
Charles River Laboratories International, Inc. (a)	10	742

Fluidigm Corporation (a)	28	188
Illumina, Inc. (a)	3	474
Mettler-Toledo International, Inc. (a)	5	1,564
Pacific Biosciences of California, Inc. (a)	96	1,026
PAREXEL International Corporation (a)	11	704
PerkinElmer, Inc.	11	532
QIAGEN NV (a)(b)	14	318
Quintiles Transnational Holdings, Inc. (a)	35	2,129
Thermo Fisher Scientific, Inc.	4	528
Waters Corporation (a)	5	606
		11,639
MACHINERY - 0.55%
AGCO Corporation	15	732
Caterpillar, Inc.	9	560
CLARCOR, Inc.	62	2,905
Crane Company	10	478
Cummins, Inc.	7	629
Deere & Company	8	616
Donaldson Company, Inc.	26	733
Dover Corporation	10	585
Flowserve Corporation	14	541
Graco, Inc.	12	872
IDEX Corporation	16	1,160
Illinois Tool Works, Inc.	6	540
Ingersoll-Rand plc	11	566
ITT Corporation	77	2,499
Joy Global, Inc.	20	199
Kennametal, Inc.	16	283
Lincoln Electric Holdings, Inc.	14	745
Nordson Corporation	10	604
Oshkosh Corporation	15	494
PACCAR, Inc.	13	638
Parker-Hannifin Corporation	6	583
Pentair plc (b)	12	566
SKF AB, Class B (b)	121	1,835
Snap-on, Inc.	4	646
Stanley Black & Decker, Inc.	6	566
Terex Corporation	22	493
The Timken Company	16	425
The Toro Company	11	820
Trinity Industries, Inc.	31	664
Valmont Industries, Inc.	5	533
Volvo AB, Class B (b)	115	1,039
Wabtec Corporation	19	1,215
Woodward, Inc.	12	554
Xylem, Inc.	16	575
		26,893
MARINE - 0.02%
Kirby Corporation (a)	11	557
Matson, Inc.	14	566
		1,123
MEDIA - 0.53%
AMC Networks, Inc., Class A (a)	12	873
Cable One, Inc.	1	430
Cablevision Systems Corporation, Class A	19	606
CBS Corporation, Class B	43	2,042
Cinemark Holdings, Inc.	22	649
Comcast Corporation, Class A	11	613
Discovery Communications, Class A (a)	23	635
Discovery Communications, Class C (a)	24	653
DreamWorks Animation SKG, Inc., Class A (a)	15	385
The Interpublic Group of Companies, Inc.	26	583
John Wiley & Sons, Inc., Class A	10	418
Lions Gate Entertainment Corporation	157	4,106
Live Nation Entertainment, Inc. (a)	27	613
Meredith Corporation	8	338
The New York Times Company, Class A	26	344
News Corporation, Class A	45	584

News Corporation, Class B	43	574
Omnicom Group, Inc.	8	587
Scripps Networks Interactive, Inc., Class A	36	2,195
Sinclair Broadcast Group, Inc., Class A	42	1,386
TEGNA, Inc.	24	576
Time Warner Cable, Inc.	3	546
Time Warner, Inc.	9	634
Time, Inc.	21	315
Twenty-First Century Fox, Inc., Class A	22	593
Twenty-First Century Fox, Inc., Class B	22	596
Viacom, Inc., Class B	15	685
The Walt Disney Company	38	3,641
		26,200
METALS & MINING - 0.12%
Alcoa, Inc.	61	445
Allegheny Technologies, Inc.	22	206
Carpenter Technology Corporation	10	278
Commercial Metals Company	24	334
Compass Minerals International, Inc.	7	524
Freeport-McMoRan, Inc.	91	419
Newmont Mining Corporation	32	639
Nucor Corporation	15	586
Reliance Steel & Aluminum Company	14	797
Royal Gold, Inc.	13	387
Steel Dynamics, Inc.	48	881
United States Steel Corporation	30	210
Worthington Industries, Inc.	9	275
		5,981
MULTILINE RETAIL - 0.45%
Big Lots, Inc.	10	388
Dollar General Corporation	125	9,383
Dollar Tree, Inc. (a)	116	9,433
J.C. Penny Company, Inc. (a)	61	443
Kohl's Corporation	12	597
Macy's, Inc.	17	687
Nordstrom, Inc.	12	589
Target Corporation	8	579
		22,099
MULTI-UTILITIES - 0.45%
Alliant Energy Corporation	24	1,568
Ameren Corporation	14	629
Black Hills Corporation	10	493
CenterPoint Energy, Inc.	33	590
CMS Energy Corporation	17	661
Consolidated Edison, Inc.	9	625
Dominion Resources, Inc. VA	9	650
DTE Energy Company	7	595
MDU Resources Group, Inc.	40	675
NiSource, Inc.	30	630
PG&E Corporation	137	7,523
Public Service Enterprise Group, Inc.	15	619
SCANA Corporation	10	629
Sempra Energy	42	3,979
TECO Energy, Inc.	22	597
Vectren Corporation	17	711
WEC Energy Group, Inc.	12	663
		21,837
OIL, GAS & CONSUMABLE FUELS - 1.91%
Anadarko Petroleum Corporation	12	469
Apache Corporation	123	5,232
Ardmore Shipping Corporation (b)	34	345
Cabot Oil & Gas Corporation	34	705
California Resources Corporation	68	97
Carrizo Oil & Gas, Inc. (a)	161	4,368
Chesapeake Energy Corporation	120	407
Chevron Corporation	7	605
Cimarex Energy Company	67	6,231
Columbia Pipeline Group, Inc.	151	2,801

Concho Resources, Inc. (a)	72	6,849
ConocoPhillips	13	508
CONSOL Energy, Inc.	69	548
Denbury Resources, Inc.	1,822	2,842
Devon Energy Corporation	19	530
Diamondback Energy, Inc. (a)	45	3,400
Energen Corporation	16	564
Eog Resources, Inc.	90	6,392
EQT Corporation	11	679
Euronav NV (b)	68	819
Exxon Mobil Corporation	8	623
Frontline Ltd. (b)	14	31
Golar LNG Ltd. (b)	31	577
Gulfport Energy Corporation (a)	22	650
Hess Corporation	12	510
HollyFrontier Corporation	37	1,294
Kinder Morgan, Inc.	39	642
Marathon Oil Corporation	46	448
Marathon Petroleum Corporation	12	501
Murphy Oil Corporation	26	510
Navigator Holdings Ltd. (a)(b)	29	402
Newfield Exploration Company (a)	18	523
Noble Energy, Inc.	121	3,917
Oasis Petroleum, Inc. (a)	280	1,498
Occidental Petroleum Corporation	9	619
ONEOK, Inc.	23	573
Parsley Energy, Inc., Class A (a)	310	5,971
PDC Energy, Inc. (a)	96	5,460
Phillips 66	7	561
Pioneer Natural Resources Company	5	620
Plains All American Pipeline LP	153	3,230
Plains GP Holdings LP, Class A	225	1,800
QEP Resources, Inc.	442	5,666
Range Resources Corporation	23	680
Rice Energy, Inc. (a)	497	5,800
SM Energy Company	14	196
Southwestern Energy Company (a)	77	685
Spectra Energy Corporation	24	659
Targa Resources Corporation	22	494
Targa Resources Partners LP	67	921
Tesoro Corporation	6	523
Valero Energy Corporation	9	611
Western Refining, Inc.	14	461
The Williams Companues. Inc.	23	444
World Fuel Services Corporation	14	545
WPX Energy, Inc. (a)	57	309
		93,345
PAPER & FOREST PRODUCTS - 0.02%
Domtar Corporation	13	419
Louisiana-Pacific Corporation (a)	29	456
		875
PERSONAL PRODUCTS - 0.05%
Avon Products, Inc.	315	1,068
Edgewell Personal Care Company	12	888
The Estee Lauder Companies, Inc., Class A	7	597
		2,553
PHARMACEUTICALS - 0.67%
Akorn, Inc. (a)	16	416
Alimera Sciences, Inc. (a)	80	185
Allergan plc (a)	2	569
Aratana Therapeutics, Inc. (a)	64	216
AstraZeneca plc - ADR	97	3,125
Bristol Myers-Squibb Company	30	1,865
Catalent, Inc. (a)	20	471
Cempra, Inc. (a)	69	1,189
Eli Lilly & Company	7	554
Endo International plc (a)(b)	10	555
Flamel Technologies SA - ADR (a)(b)	32	325

Foamix Pharmaceuticals Ltd. (a)(b)	3	19
GlaxoSmithKline plc - ADR	35	1,445
Intra-Cellular Therapies, Inc. (a)	70	2,596
Johnson & Johnson	6	627
KemPharm, Inc. (a)	7	106
Mallinckrodt plc (a)	8	465
Merck & Company, Inc.	81	4,104
Mylan NV (a)	11	579
Newron Pharmaceuticals SpA (a)(b)	30	720
Novartis AG - ADR	10	780
Ocera Therapeutics, Inc. (a)	138	373
Paratek Pharmaceuticals, Inc. (a)	7	102
Perrigo Company plc (b)	4	578
Pfizer, Inc.	168	5,122
TherapeuticsMD, Inc. (a)	16	114
Relypsa, Inc. (a)	70	1,319
Sagent Pharmaceuticals, Inc. (a)	14	211
Shire plc - ADR	17	2,861
Teva Pharmaceutical Industries Ltd. - ADR	7	430
Zoetis, Inc.	23	990
		33,011
PROFESSIONAL SERVICES - 0.13%
CEB, Inc.	7	413
The Dun & Bradstreet Corporation	6	590
Equifax, Inc.	5	529
FTI Consulting, Inc. (a)	9	305
ManpowerGroup, Inc.	33	2,520
Nielsen Holdings plc	13	626
Robert Half International, Inc.	13	569
Verisk Analytics, Inc. (a)	8	584
		6,136
REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.98%
Alexandria Real Estate Equities, Inc.	15	1,188
American Campus Communities, Inc.	23	971
American Tower Corporation	6	566
Apartment Investment & Management Company, Class A	103	4,032
Ashford Hospitality Prime, Inc.	1,547	17,002
AvalonBay Communities, Inc.	3	514
Boston Properties, Inc.	5	581
Brandywine Realty Trust	1,540	19,758
Camden Property Trust	18	1,373
Care Capital Properties, Inc.	17	509
Communications Sales & Leasing, Inc.	25	480
Corporate Office Properties Trust	19	424
Corrections Corporation of America	24	691
Crown Castle International Corporation	7	603
CyrusOne, Inc.	25	921
Douglas Emmett, Inc.	415	12,276
Duke Realty Corporation	701	14,111
Equinix, Inc.	2	621
Equity One, Inc.	717	19,875
Equity Residential	7	540
Essex Property Trust, Inc.	3	639
Extra Space Storage, Inc.	25	2,267
Federal Realty Investment Trust	14	2,112
General Growth Properties, Inc.	22	617
HCP, Inc.	16	575
Highwoods Properties, Inc.	19	804
Hospitality Properties Trust	31	731
Host Hotels & Resorts, Inc.	39	540
Iron Mountain, Inc.	22	606
Kilroy Realty Corporation	19	1,062
Kimco Realty Corporation	23	625
Lamar Advertising Company, Class A	17	954
LaSalle Hotel Properties	23	510
Liberty Property Trust	30	880
The Macerich Company	118	9,200
Mack-Cali Realty Corporation	17	353

Mid-America Apartment Communities, Inc.	16	1,501
National Retail Properties, Inc.	28	1,202
OMEGA Healthcare Investors, Inc.	38	1,205
Paramount Group, Inc.	525	8,610
Parkway Properties, Inc.	1,337	18,009
Plum Creek Timber Company, Inc.	13	527
Post Properties, Inc.	11	630
Potlatch Corporation	8	231
Prologis, Inc.	259	10,223
Public Storage	2	507
Rayonier, Inc.	25	527
Realty Income Corporation	12	670
Regency Centers Corporation	19	1,375
Senior Housing Properties Trust	48	695
Simon Property Group, Inc.	160	29,805
SL Green Realty Corporation	6	580
Sovran Self Storage, Inc.	95	10,705
Spirit Realty Capital, Inc.	2,100	22,008
Tanger Factory Outlet Centers, Inc.	19	608
Taubman Centers, Inc.	12	853
UDR, Inc.	54	1,922
Urban Edge Properties	357	8,675
Ventas, Inc.	10	553
Vornado Realty Trust	6	531
Weingarten Realty Investors	24	837
Welltower, Inc.	9	560
Weyerhaeuser Company	20	512
WP Glimcher, Inc.	38	345
		243,917
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.04%
Alexander & Baldwin, Inc.	10	303
CBRE Group, Inc., Class A (a)	17	476
Jones Lang LaSalle, Inc.	9	1,266
The RMR Group, Inc., Class A (a)	1	21
		2,066
ROAD & RAIL - 0.99%
Covenant Transportation Group, Inc., Class A (a)	31	605
CSX Corporation	443	10,198
Genesee & Wyoming, Inc., Class A (a)	38	1,884
Heartland Express, Inc.	50	857
Hertz Global Holdings, Inc. (a)	373	3,387
J.B. Hunt Transport Services, Inc.	44	3,199
Kansas City Southern	14	992
Knight Transportation, Inc.	76	1,860
Landstar System, Inc.	9	517
Norfolk Southern Corporation	39	2,750
Old Dominion Freight Line, Inc. (a)	92	5,044
Ryder System, Inc.	46	2,446
Saia, Inc. (a)	52	1,112
Swift Transportation Company (a)	204	3,327
Union Pacific Corporation	137	9,864
Werner Enterprises, Inc.	27	652
		48,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.36%
Advanced Micro Devices, Inc. (a)	134	295
Analog Devices, Inc.	11	593
Applied Materials, Inc.	32	565
Atmel Corporation	84	677
Avago Technologies Ltd. (b)	4	535
Broadcom Corporation, Class A	10	547
Cree, Inc. (a)	21	589
Cypress Semiconductor Corporation	66	519
Fairchild Semiconductor International, Inc. (a)	23	471
First Solar, Inc. (a)	9	618
Integrated Device Technology, Inc. (a)	30	764
Intel Corporation	18	558
Intersil Corporation, Class A	27	351
KLA-Tencor Corporation	9	603

Lam Research Corporation	8	574
Linear Technology Corporation	14	598
Microchip Technology, Inc.	80	3,585
Micron Technology, Inc. (a)	41	452
NVIDIA Corporation	18	527
Qorvo, Inc. (a)	12	475
Silicon Laboratories, Inc. (a)	8	365
Skyworks Solutions, Inc.	8	551
SunEdison, Inc. (a)	64	200
Synaptics, Inc. (a)	8	587
Teradyne, Inc.	42	816
Texas Instruments, Inc.	11	582
Xilinx, Inc.	13	654
		17,651
SOFTWARE - 1.45%
ACI Worldwide, Inc. (a)	24	430
Activision Blizzard, Inc.	112	3,900
Adobe Systems, Inc. (a)	33	2,941
ANSYS, Inc. (a)	18	1,587
Atlassian Corporation plc, Class A (a)(b)	71	1,475
Autodesk, Inc. (a)	10	468
CA, Inc.	21	603
Cadence Design Systems, Inc. (a)	61	1,193
CDK Global, Inc.	33	1,454
Citrix Systems, Inc. (a)	8	564
CommVault Systems, Inc. (a)	144	5,403
CyberArk Software Ltd. (a)(b)	117	5,099
Electronic Arts, Inc. (a)	9	581
Fair Isaac Corporation	6	573
Fortinet, Inc. (a)	30	844
Gigamon, Inc. (a)	240	6,276
Imperva, Inc. (a)	58	2,991
Infoblox, Inc. (a)	324	5,229
Intuit, Inc.	6	573
Manhattan Associates, Inc. (a)	33	1,902
Mentor Graphics Corporation	24	417
Microsoft Corporation	120	6,611
Mobileye NV (a)(b)	135	3,663
Oracle Corporation	85	3,086
PTC, Inc. (a)	23	681
Red Hat, Inc. (a)	7	490
Salesforce.com, Inc. (a)	44	2,995
ServiceNow, Inc. (a)	13	809
SolarWinds, Inc. (a)	13	779
Solera Holdings, Inc.	14	760
Symantec Corporation	29	575
Synopsys, Inc. (a)	31	1,330
Tyler Technologies, Inc. (a)	7	1,099
The Ultimate Software Group, Inc. (a)	20	3,513
		70,894
SPECIALTY RETAIL - 1.32%
Aaron's, Inc.	15	343
Abercrombie & Fitch Company, Class A	14	367
Advance Auto Parts, Inc.	4	608
American Eagle Outfitters, Inc.	37	542
Ascena Retail Group, Inc. (a)	36	266
AutoNation, Inc. (a)	10	433
AutoZone, Inc. (a)	1	767
Bed Bath & Beyond, Inc. (a)	12	518
Best Buy Company, Inc.	19	531
Burlington Stores, Inc. (a)	52	2,794
Cabela's, Inc. (a)	10	421
CarMax, Inc. (a)	11	486
Chico's FAS, Inc.	28	291
CST Brands, Inc.	15	581
Dick's Sporting Goods, Inc.	18	703
Foot Locker, Inc.	87	5,878
Gamestop Corporation, Class A	21	550

The Gap, Inc.	23	569
Guess?, Inc.	12	222
The Home Depot, Inc.	11	1,383
L Brands, Inc.	6	577
Lowe's Companies, Inc.	193	13,830
Murphy USA, Inc. (a)	23	1,331
Office Depot, Inc. (a)	113	582
O'Reilly Automotive, Inc. (a)	31	8,088
Rent-A-Center, Inc.	11	150
Restoration Hardware Holdings, Inc. (a)	41	2,526
Ross Stores, Inc.	131	7,370
Signet Jewelers Ltd.	68	7,888
Staples, Inc.	104	928
Tiffany & Company	8	511
The TJX Companies, Inc.	8	570
Tractor Supply Company	7	618
Urban Outfitters, Inc. (a)	26	595
Williams-Sonoma, Inc.	17	878
		64,695
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.12%
3D Systems Corporation (a)	22	176
Apple, Inc.	6	584
Diebold, Inc.	12	333
EMC Corporation	23	570
Hewlett Packard Enterprise Company	39	537
HP, Inc.	51	495
Lexmark International, Inc., Class A	13	367
NCR Corp (a)	33	704
NetApp, Inc.	23	504
SanDisk Corporation	8	565
Seagate Technology plc	16	465
Western Digital Corporation	10	480
		5,780
TEXTILES, APPAREL & LUXURY GOODS - 0.50%
Carter's, Inc.	57	5,542
Coach, Inc.	18	667
Deckers Outdoor Corporation (a)	6	297
Hanesbrands, Inc.	20	611
Kate Spade & Company (a)	26	463
lululemon athletica, Inc. (a)(b)	54	3,352
Michael Kors Holdings Ltd. (a)(b)	15	598
Nike, Inc., Class B	68	4,217
PVH Corporatoin	8	587
Ralph Lauren Corporation	5	562
Skechers U.S.A., Inc., Class A (a)	159	4,482
Under Armour, Inc., Class A (a)	30	2,563
VF Corporation	10	626
		24,567
THRIFTS & MORTGAGE FINANCE - 0.10%
Essent Group Ltd. (a)	70	1,258
LendingTree, Inc. (a)	23	1,695
New York Community Bancorp, Inc.	97	1,501
Washington Federal, Inc.	19	406
		4,860
TOBACCO - 0.04%
Altria Group, Inc.	11	672
Philip Morris International, Inc.	7	630
Reynolds American, Inc.	13	650
		1,952
TRADING COMPANIES & DISTRIBUTORS - 0.23%
AerCap Holdings NV (a)(b)	35	1,075
Fastenal Company	105	4,259
GATX Corporation	9	369
MSC Industrial Direct Company, Inc., Class A	10	648
NOW, Inc. (a)	22	298
United Rentals, Inc. (a)	72	3,450
W.W. Grainger, Inc.	3	590
Watsco, Inc.	5	581

		11,270
TRANSPORTATION INFRASTRUCTURE - 0.13%
Macquarie Infrastructure Corporation	94	6,304

WATER UTILITIES - 0.05%
American Water Works Company Inc.	18	1,168
Aqua America, Inc.	36	1,135
		2,303
WIRELESS TELECOMMUNICATION SERVICES - 0.01%
Telephone & Data Systems, Inc.	19	441

TOTAL LONG COMMON STOCKS (Cost $1,641,444)		1,566,604

LONG EXCHANGE TRADED FUNDS - 63.99%
CurrencyShares Euro Trust (a)	24	2,543
Energy Select Sector SPDR Fund	72	4,193
Financial Select Sector SPDR Fund	96	2,084
Industrial Select Sector SPDR Fund	35	1,750
iPath S&P 500 VIX Short-Term Futures ETN (a)	28	676
iShares 20+ Year Treasury Bond ETF	5,659	720,391
iShares 7-10 Year Treasury Bond ETF	6,482	707,251
iShares iBoxx $ High Yield Corporate Bond ETF	8,581	680,302
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,032	688,553
iShares MSCI Brazil Capped ETF	44	872
iShares MSCI Emerging Markets ETF	27	826
iShares PHLX Semiconductor ETF	31	2,574
iShares Russell 2000 ETF	36	3,705
iShares U.S. Home Construction ETF	275	6,691
The JPMorgan Alerian MLP Index ETN	81	2,078
KraneShares CSI China Internet ETF	43	1,446
SPDR S&P Metals & Mining ETF	86	1,196
SPDR S&P Retail ETF	19	780
SPDR S&P500 ETF Trust (c)	1,583	306,896
Utilities Select Sector SPDR Fund	14	636
VelocityShares 3x Long Crude ETN (a)	234	575
TOTAL LONG EXCHANGE TRADED FUNDS (Cost $3,147,470)		3,136,018

	Contracts (100 shares per contract)
PURCHASED CALL OPTIONS -0.07%
Advance Auto Parts, Inc.
Expiration: March 2016, Exercise Price: $165.00	1	320
B/E Aerospace, Inc.
Expiration: April 2016, Exercise Price: $50.00	1	17
Campbell Soup Company
Expiration: March 2016, Exercise Price: $60.00	1	62
DHT Holdings, Inc.
Expiration: March 2016, Exercise Price: $6.00	1	45
Energy Transfer Equity LP
Expiration: February 2016, Exercise Price: $9.00	1	25
Expiration: February 2016, Exercise Price: $10.00	1	30
Enterprise Products Partners LP
Expiration: February 2016, Exercise Price: $23.00	1	175
Frontline Ltd.
Expiration: February 2016, Exercise Price: $2.50	1	5
Expiration: February 2016, Exercise Price: $3.50	2	10
Gener8 Maritime, Inc.
Expiration: March 2016, Exercise Price: $7.50	1	65
Golar LNG Ltd.
Expiration: September 2016, Exercise Price: $22.50	1	295
Kinder Morgan, Inc.
Expiration: February 2016, Exercise Price: $16.00	1	82
Norfolk Southern Corporation
Expiration: March 2016, Exercise Price: $105.00	2	5
Parker-Hannifin Corporation
Expiration: February 2016, Exercise Price: $100.00	1	95
Performance Sports Group Ltd.
Expiration: April 2016, Exercise Price: $10.00	1	48
Ralph Lauren Corporation

Expiration: February 2016, Exercise Price: $115.00	1	345
Restoration Hardware Holdings, Inc.
Expiration: February 2016, Exercise Price: $70.00	1	45
Smith & Wesson Holding Corporation
Expiration: March 2016, Exercise Price: $22.00	2	260
SPDR S&P500 ETF Trust
Expiration: February 2016, Exercise Price: $190.00	1	444
Expiration: February 2016, Exercise Price: $194.00	3	921
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: February 2016, Exercise Price: $28.00	1	140
Tyco International plc
Expiration: February 2016, Exercise Price: $35.00	1	70
Utilities Select Sector SPDR Fund
Expiration: February 2016, Exercise Price: $45.50	1	44
The WhiteWave Foods Company
Expiration: April 2016, Exercise Price: $42.50	1	102
		3,650
PURCHASED PUT OPTIONS - 0.04%
Carnival Corporation
Expiration: February 2016, Exercise Price: $45.00	1	70
iShares 20+ Year Treasury Bond ETF
Expiration: February 2016, Exercise Price: $126.50	1	117
iShares MSCI Emerging Markets ETF
Expiration: February 2016, Exercise Price: $28.00	3	39
iShares Russell 2000 ETF
Expiration: February 2016, Exercise Price: $101.00	1	67
The JPMorgan Alerian MLP Index ETN
Expiration: February 2016, Exercise Price: $25.00	1	100
KAR Auction Services, Inc.
Expiration: March 2016, Exercise Price: $30.00	2	100
Kinder Morgan, Inc.
Expiration: February 2016, Exercise Price: $15.50	1	47
Mobileye NV
Expiration: March 2016, Exercise Price: $23.00	1	140
Molson Coors Brewing Company, Class B
Expiration: March 2016, Exercise Price: $77.50	2	120
Netflix, Inc.
Expiration: February 2016, Exercise Price: $89.00	1	330
Nordic American Tankers Ltd.
Expiration: February 2016, Exercise Price: $13.00	1	80
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: February 2016, Exercise Price: $26.00	2	110
Expiration: February 2016, Exercise Price: $26.50	2	156
Sprouts Farmers Market, Inc.
Expiration: February 2016, Exercise Price: $20.00	2	50
Expiration: February 2016, Exercise Price: $22.50	1	82
Utilities Select Sector SPDR Fund
Expiration: February 2016, Exercise Price: $45.00	1	40
WisdomTree Japan Hedged Equity Fund
Expiration: March 2016, Exercise Price: $44.00	2	182
		1,830
TOTAL PURCHASED OPTIONS (Cost $5,281)		5,480

TOTAL LONG INVESTMENTS (Cost $4,794,195) - 96.07%		4,708,102

SECURITIES SOLD SHORT

SHORT COMMON STOCKS - (17.33)%
AEROSPACE & DEFENSE - (0.22)%
The Boeing Company	(14)	(1,682)
Lockheed Martin Corporation	(20)	(4,220)
TransDigm Group, Inc. (a)	(6)	(1,348)
United Technologies Corporation	(43)	(3,771)
		(11,021)
AIR FREIGHT & LOGISTICS - (0.35)%
C.H. Robinson Worldwide, Inc.	(75)	(4,858)
Expeditors International of Washington, Inc.	(132)	(5,956)
FedEx Corporation	(47)	(6,245)

Hub Group, Inc., Class A (a)	(8)	(244)
		(17,303)
AIRLINES - (0.46)%
Alaska Air Group, Inc.	(5)	(352)
Allegiant Travel Company	(1)	(160)
American Airlines Group, Inc.	(46)	(1,794)
China Southern Airlines Company Ltd., Class H (b)	(1,800)	(1,083)
Delta Air Lines, Inc.	(190)	(8,415)
Deutsche Lufthansa AG, Reg (a)(b)	(185)	(2,698)
JetBlue Airways Corporation (a)	(286)	(6,095)
Southwest Airlines Company	(48)	(1,806)
		(22,403)
AUTO COMPONENTS - (0.18)%
Autoliv, Inc. - SDR (b)	(19)	(1,949)
Cooper Tire & Rubber Company	(18)	(656)
Gentex Corporation	(123)	(1,684)
Lear Corporation	(16)	(1,661)
Nokian Renkaat OYJ (b)	(81)	(2,738)
		(8,688)
AUTOMOBILES - (0.26)%
Ferrari NV - ADR (a)	(80)	(3,182)
Fiat Chrysler Automobiles NV (b)	(198)	(1,394)
Ford Motor Company	(36)	(430)
General Motors Company	(149)	(4,416)
Harley Davidson, Inc.	(80)	(3,200)
		(12,622)
BANKS - (1.46)%
BankUnited, Inc.	(140)	(4,718)
CaixaBank SA (b)	(586)	(1,765)
Canadian Imperial Bank Of Commerce (b)	(70)	(4,559)
First Republic Bank	(192)	(13,056)
Great Western Bancorp, Inc.	(79)	(2,063)
Huntington Bancshares, Inc.	(175)	(1,502)
ICICI Bank Ltd. - ADR	(221)	(1,470)
JPMorgan Chase & Company	(70)	(4,165)
People's United Financial, Inc.	(525)	(7,544)
The PNC Financial Services Group, Inc.	(70)	(6,066)
Royal Bank of Canada (b)	(53)	(2,745)
Signature Bank (a)	(7)	(975)
SunTrust Banks, Inc.	(210)	(7,682)
The Toronto-Dominion Bank (b)	(70)	(2,656)
Trustmark Corporation	(74)	(1,601)
Wells Fargo & Company	(175)	(8,790)
		(71,357)
BEVERAGES - (0.14)%
Carlsberg A/S, Class B (b)	(21)	(1,762)
Dr Pepper Snapple Group, Inc.	(54)	(5,067)
		(6,829)
BIOTECHNOLOGY - (0.16)%
AbbVie, Inc.	(39)	(2,141)
Aduro Biotech, Inc. (a)	(4)	(58)
Agios Pharmaceuticals, Inc. (a)	(7)	(296)
Aimmune Therapeutics, Inc. (a)	(1)	(14)
Amgen, Inc.	(14)	(2,138)
Biogen, Inc. (a)	(1)	(273)
Cellectis SA - ADR (a)	(8)	(179)
DBV Technologies SA - ADR (a)	(3)	(78)
Dicerna Pharmaceuticals, Inc. (a)	(14)	(92)
Enanta Pharmaceuticals, Inc. (a)	(14)	(360)
Intrexon Corporation (a)	(28)	(816)
Juno Therapeutics, Inc. (a)	(7)	(193)
MacroGenics, Inc. (a)	(2)	(40)
Myriad Genetics, Inc. (a)	(10)	(390)
NantKwest, Inc. (a)	(6)	(62)
NewLink Genetics Corporation (a)	(15)	(365)
Osiris Therapeutics, Inc.	(21)	(150)
Seres Therapeutics, Inc. (a)	(7)	(188)
XBiotech, Inc. (a)	(4)	(33)

		(7,866)
BUILDING PRODUCTS - (0.05)%
Builders FirstSource, Inc. (a)	(9)	(72)
Fortune Brands Home & Security, Inc.	(37)	(1,798)
Lennox International, Inc.	(4)	(479)
		(2,349)
CAPITAL MARKETS - (0.07)%
Waddell & Reed Financial, Inc., Class A	(117)	(3,210)

CHEMICALS - (0.27)%
Agrium, Inc. (b)	(19)	(1,650)
Cabot Corporation	(11)	(444)
Eastman Chemical Company	(22)	(1,347)
Methanex Corporation (b)	(58)	(1,538)
The Valspar Corporation	(107)	(8,381)
		(13,360)
COMMERCIAL SERVICES & SUPPLIES - (0.03)%
Republic Services, Inc.	(39)	(1,704)

COMMUNICATIONS EQUIPMENT - (0.17)%
Cisco Systems, Inc.	(226)	(5,376)
F5 Networks, Inc. (a)	(18)	(1,688)
NETGEAR, Inc. (a)	(18)	(673)
Ubiquiti Networks, Inc. (a)	(18)	(533)
		(8,270)
CONSTRUCTION & ENGINEERING - (0.02)%
MasTec, Inc. (a)	(68)	(1,050)

CONSTRUCTION MATERIALS - (0.09)%
Cemex SAB de CV - ADR (a)	(88)	(399)
HeidelbergCement AG (b)	(14)	(1,025)
LafargeHolcim Ltd. (b)	(30)	(1,257)
Vulcan Materials Company	(20)	(1,764)
		(4,445)
CONSUMER FINANCE - (0.36)%
Capital One Financial Corporation	(105)	(6,890)
Cash America International, Inc.	(210)	(6,287)
Credit Acceptance Corporation (a)	(10)	(1,790)
Navient Corporation	(144)	(1,377)
Synchrony Financial (a)	(52)	(1,478)
		(17,822)
CONTAINERS & PACKAGING - (0.03)%
Sealed Air Corporation	(13)	(527)
Silgan Holdings, Inc.	(18)	(952)
		(1,479)
DISTRIBUTORS - (0.10)%
Genuine Parts Company	(54)	(4,653)
Pool Corporation	(3)	(254)
		(4,907)
DIVERSIFIED FINANCIAL SERVICES - (0.05)%
Intercontinental Exchange, Inc.	(7)	(1,846)
MSCI, Inc.	(8)	(551)
		(2,397)
ELECTRIC UTILITIES - (0.31)%
American Electrical Power Company, Inc.	(63)	(3,841)
Edison International	(114)	(7,045)
Entergy Corporation	(31)	(2,188)
Hawaiian Electric Industries, Inc.	(72)	(2,155)
		(15,229)
ELECTRICAL EQUIPMENT - (0.17)%
Acuity Brands, Inc.	(15)	(3,036)
Emerson Electric Company	(27)	(1,242)
Rockwell Automation, Inc.	(41)	(3,918)
		(8,196)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.14)%
CDW Corporation of Delaware	(90)	(3,461)
Tech Data Corporation (a)	(56)	(3,494)
		(6,955)

FOOD & STAPLES RETAILING - (0.35)%
Costco Wholesale Corporation	(36)	(5,441)
CVS Health Corporation	(9)	(869)
Jeronimo Martins, SGPS SA (b)	(468)	(6,510)
Kroger Company	(72)	(2,794)
Sysco Corporation	(36)	(1,433)
		(17,047)
FOOD PRODUCTS - (0.27)%
Campbell Soup Company	(106)	(5,979)
The JM Smucker Company	(36)	(4,620)
McCormick & Company, Inc.	(18)	(1,583)
Tyson Foods, Inc., Class A	(22)	(1,174)
		(13,356)
HEALTH CARE EQUIPMENT & SUPPLIES - (0.09)%
Becton, Dickinson and Company	(14)	(2,035)
Hologic, Inc. (a)	(14)	(475)
STERIS plc (b)	(25)	(1,731)
		(4,241)
HEALTH CARE PROVIDERS & SERVICES - (0.39)%
AmerisourceBergen Corporation	(56)	(5,015)
Anthem, Inc.	(21)	(2,740)
Cardinal Health, Inc.	(7)	(570)
Community Health Systems, Inc. (a)	(35)	(752)
Express Scripts Holding Company (a)	(35)	(2,515)
HCA Holdings, Inc. (a)	(10)	(696)
Henry Schein, Inc. (a)	(25)	(3,786)
McKesson Corporation	(14)	(2,254)
Premier, Inc., Class A (a)	(7)	(224)
VCA, Inc. (a)	(8)	(410)
		(18,962)
HOTELS, RESTAURANTS & LEISURE - (0.40)%
Carnival Corporation	(57)	(2,743)
The Cheesecake Factory, Inc.	(9)	(435)
Darden Restaurants, Inc.	(35)	(2,207)
Dunkin' Brands Group, Inc.	(72)	(2,834)
Marriott International, Inc., Class A	(10)	(613)
Melco Crown Entertainment Ltd. - ADR	(22)	(335)
Norwegian Cruise Line Holdings Ltd. (a)	(81)	(3,675)
Royal Caribbean Cruises Ltd.	(32)	(2,623)
SeaWorld Entertainment, Inc.	(24)	(457)
Starbucks Corporation	(36)	(2,188)
Wynn Resorts Ltd.	(20)	(1,347)
		(19,457)
HOUSEHOLD DURABLES - (0.25)%
KB Home	(31)	(337)
Leggett & Platt, Inc.	(18)	(747)
Lennar Corporation, Class A	(62)	(2,613)
Meritage Homes Corporation (a)	(10)	(330)
Newell Rubbermaid, Inc.	(54)	(2,094)
PulteGroup, Inc.	(60)	(1,006)
Whirlpool Corporation	(37)	(4,972)
		(12,099)
HOUSEHOLD PRODUCTS - (0.09)%
Colgate-Palmolive Company	(36)	(2,431)
The Procter & Gamble Company	(27)	(2,206)
		(4,637)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (0.02)%
NRG Energy, Inc.	(83)	(883)

INDUSTRIAL CONGLOMERATES - (0.35)%
3M Company	(43)	(6,493)
General Electric Company	(365)	(10,621)
		(17,114)
INSURANCE - (0.53)%
American International Group, Inc.	(87)	(4,914)
Everest Re Group Ltd. (b)	(10)	(1,790)
Hannover Rueck SE (b)	(42)	(4,395)
Loews Corporation	(25)	(925)

Marsh & McLennan Companies, Inc.	(105)	(5,600)
MetLife, Inc.	(102)	(4,554)
The Travelers Companies, Inc.	(32)	(3,425)
Willis Towers Watson plc (b)	(2)	(210)
		(25,813)
INTERNET & CATALOG RETAIL - (0.17)%
Amazon.com, Inc. (a)	(1)	(587)
Expedia, Inc.	(8)	(808)
Netflix, Inc. (a)	(76)	(6,980)
		(8,375)
INTERNET SOFTWARE & SERVICES - (0.07)%
Akamai Technologies, Inc. (a)	(7)	(319)
Cimpress NV (a)(b)	(6)	(471)
MercadoLibre, Inc. (b)	(13)	(1,277)
VeriSign, Inc. (a)	(18)	(1,361)
		(3,428)
IT SERVICES - (0.09)%
International Business Machines Corporation	(18)	(2,246)
Paychex, Inc.	(36)	(1,723)
WEX, Inc. (a)	(9)	(654)
		(4,623)
LEISURE PRODUCTS - (0.03)%
Polaris Industries, Inc.	(19)	(1,403)

LIFE SCIENCES TOOLS & SERVICES - (0.04)%
PAREXEL International Corporation (a)	(7)	(448)
Thermo Fisher Scientific, Inc.	(7)	(924)
Waters Corporation (a)	(4)	(485)
		(1,857)
MACHINERY - (0.76)%
Atlas Copco AB, Class A (b)	(42)	(894)
Caterpillar, Inc.	(75)	(4,668)
Colfax Corporation (a)	(5)	(111)
Cummins, Inc.	(26)	(2,337)
Deere & Company	(42)	(3,234)
Dover Corporation	(19)	(1,111)
Graco, Inc.	(31)	(2,253)
ITT Corporation	(49)	(1,590)
Kennametal, Inc.	(21)	(372)
Kone OYJ, Class B (b)	(49)	(2,143)
Navistar International Corporation (a)	(45)	(327)
Oshkosh Corporation	(101)	(3,326)
PACCAR, Inc.	(7)	(343)
Parker-Hannifin Corporation	(70)	(6,801)
Pentair plc (b)	(6)	(283)
Sandvik AB (b)	(137)	(1,137)
Stanley Black & Decker, Inc.	(30)	(2,830)
The Timken Company	(72)	(1,912)
Trinity Industries, Inc.	(61)	(1,307)
Wabtec Corporation	(6)	(384)
		(37,363)
MARINE - 0.00%
Diana Shipping, Inc. (a)(b)	(33)	(82)

MEDIA - (0.03)%
DreamWorks Animation SKG, Inc., Class A (a)	(66)	(1,692)

MULTILINE RETAIL - (0.07)%
Big Lots, Inc.	(43)	(1,668)
Target Corporation	(27)	(1,955)
		(3,623)
MULTI-UTILITIES - (0.44)%
Ameren Corporation	(58)	(2,605)
CMS Energy Corporation	(122)	(4,743)
Consolidated Edison, Inc.	(60)	(4,164)
Dominion Resources, Inc. VA	(47)	(3,392)
WEC Energy Group, Inc.	(123)	(6,793)
		(21,697)

OIL, GAS & CONSUMABLE FUELS - (0.96)%
Anadarko Petroleum Corporation	(55)	(2,150)
Cabot Oil & Gas Corporation	(156)	(3,237)
China Coal Energy Company Ltd., Class H (b)	(3,179)	(1,075)
Clayton Williams Energy, Inc. (a)	(69)	(1,185)
Devon Energy Corporation	(145)	(4,046)
Enbridge, Inc. (b)	(59)	(2,041)
Energen Corporation	(115)	(4,056)
Enterprise Products Partners LP	(90)	(2,152)
EQT Corporation	(64)	(3,951)
Hess Corporation	(69)	(2,933)
Kinder Morgan, Inc.	(225)	(3,701)
Marathon Oil Corporation	(168)	(1,635)
Phillips 66 Partners LP	(15)	(850)
Pioneer Natural Resources Company	(14)	(1,735)
Range Resources Corporation	(103)	(3,045)
Shell Midstream Partners LP	(20)	(711)
Southwestern Energy Company (a)	(451)	(4,009)
Valero Energy Corporation	(1)	(68)
Valero Energy Partners LP	(15)	(666)
Whiting Petroleum Corporation (a)	(245)	(1,801)
WPX Energy, Inc. (a)	(350)	(1,897)
		(46,944)
PAPER & FOREST PRODUCTS - (0.08)%
KapStone Paper & Packaging Corporation	(37)	(547)
Stora Enso OYJ, Class R (b)	(183)	(1,482)
UPM-Kymmene OYJ (b)	(109)	(1,765)
		(3,794)
PERSONAL PRODUCTS - (0.22)%
Coty, Inc., Class A	(135)	(3,322)
The Estee Lauder Companies, Inc., Class A	(90)	(7,673)
		(10,995)
PHARMACEUTICALS - (0.08)%
Horizon Pharma plc (a)	(12)	(210)
Pfizer, Inc.	(70)	(2,134)
Valeant Pharmaceuticals International, Inc. (a)	(20)	(1,805)
		(4,149)
PROFESSIONAL SERVICES - (0.15)%
Equifax, Inc.	(4)	(423)
Manpowergroup, Inc.	(40)	(3,054)
Robert Half International, Inc.	(93)	(4,071)
		(7,548)
REAL ESTATE INVESTMENT TRUSTS (REITS) - (4.26)%
Boston Properties, Inc.	(210)	(24,404)
Brixmor Property Group, Inc.	(953)	(25,369)
Camden Property Trust	(46)	(3,510)
Columbia Property Trust, Inc.	(383)	(8,529)
Cousins Properties, Inc.	(700)	(6,034)
DiamondRock Hospitality Company	(74)	(614)
EastGroup Properties, Inc.	(87)	(4,645)
Equinix, Inc.	(2)	(621)
Government Properties Income Trust	(382)	(5,245)
HCP, Inc.	(175)	(6,290)
Hospitality Properties Trust	(455)	(10,733)
Host Hotels & Resorts, Inc.	(178)	(2,465)
Kimco Realty Corporation	(595)	(16,178)
Medical Properties Trust, Inc.	(545)	(5,995)
Piedmont Office Realty Trust, Inc., Class A	(434)	(8,033)
Realty Income Corporation	(385)	(21,479)
Rexford Industrial Realty, Inc.	(420)	(6,842)
Universal Health Realty Income Trust	(41)	(2,084)
Ventas, Inc.	(350)	(19,362)
Vornado Realty Trust	(175)	(15,481)
Washington Real Estate Investment Trust	(490)	(12,363)
Weyerhaeuser Company	(101)	(2,587)
		(208,863)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.00%
The RMR Group, Inc., Class A (a)	(1)	(19)

ROAD & RAIL - (0.37)%
ArcBest Corporation	(16)	(328)
Canadian National Railway Company (b)	(49)	(2,621)
Canadian Pacific Railway Ltd. (b)	(8)	(958)
DSV A/S (b)	(48)	(1,861)
J.B. Hunt Transport Services, Inc.	(101)	(7,343)
Kansas City Southern	(20)	(1,418)
Landstar System, Inc.	(25)	(1,435)
Old Dominion Freight Line, Inc. (a)	(37)	(2,029)
		(17,993)
SOFTWARE - (0.44)%
CA, Inc.	(225)	(6,464)
MicroStrategy, Inc., Class A (a)	(9)	(1,553)
Open Text Corporation (b)	(72)	(3,518)
Oracle Corporation	(72)	(2,614)
Qualys, Inc. (a)	(27)	(702)
SAP SE - ADR	(68)	(5,426)
Workday, Inc., Class A (a)	(18)	(1,134)
		(21,411)
SPECIALTY RETAIL - (0.38)%
AutoZone, Inc. (a)	(4)	(3,069)
Best Buy Company, Inc.	(34)	(950)
Burlington Stores, Inc. (a)	(27)	(1,451)
CarMax, Inc. (a)	(44)	(1,944)
Hennes & Mauritz AB, Class B (b)	(117)	(3,808)
Industria de Diseno Textil SA (b)	(54)	(1,766)
L Brands, Inc.	(47)	(4,519)
Mattress Firm Holding Corporation (a)	(27)	(985)
		(18,492)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.06)%
Apple, Inc.	(23)	(2,239)
NetApp, Inc.	(24)	(526)
		(2,765)
TEXTILES, APPAREL & LUXURY GOODS - (0.16)%
Cie Financiere Richemont SA, Reg (b)	(16)	(1,035)
lululemon athletica, Inc. (a)(b)	(27)	(1,676)
The Swatch Group AG, Br (b)	(3)	(1,020)
Under Armour, Inc., Class A (a)	(48)	(4,101)
		(7,832)
THRIFTS & MORTGAGE FINANCE - (0.31)%
LendingTree, Inc. (a)	(21)	(1,547)
New York Community Bancorp, Inc.	(875)	(13,545)
		(15,092)
TOBACCO - (0.15)%
Philip Morris International, Inc.	(81)	(7,291)

TRADING COMPANIES & DISTRIBUTORS - (0.12)%
Fastenal Company	(9)	(365)
HD Supply Holdings, Inc. (a)	(27)	(709)
MSC Industrial Direct Company, Inc., Class A	(46)	(2,981)
Univar, Inc. (a)	(9)	(115)
W.W. Grainger, Inc.	(10)	(1,967)
		(6,137)
TRANSPORTATION INFRASTRUCTURE - (0.01)%
Wesco Aircraft Holdings, Inc. (a)	(26)	(294)

WATER UTILITIES - (0.05)%
Aqua America, Inc.	(72)	(2,270)

TOTAL SHORT COMMON STOCKS (Proceeds $860,178)		(849,103)

SHORT EXCHANGE TRADED FUNDS - (4.00)%
Consumer Discretionary Select Sector SPDR Fund	(24)	(1,779)
Consumer Staples Select Sector SPDR Fund	(203)	(10,304)
Energy Select Sector SPDR Fund	(156)	(9,085)
First Trust Dow Jones Internet Index Fund (a)	(16)	(1,057)
Guggenheim Shipping ETF	(54)	(612)

Health Care Select Sector SPDR Fund	(260)	(17,282)
iShares China Large-Cap ETF	(44)	(1,374)
iShares MSCI Emerging Markets ETF	(139)	(4,251)
iShares MSCI Malaysia ETF	(196)	(1,590)
iShares MSCI Thailand Capped ETF	(27)	(1,655)
iShares MSCI Turkey ETF	(32)	(1,190)
iShares Nasdaq Biotechnology ETF	(17)	(4,540)
iShares Russell 2000 ETF	(172)	(17,700)
iShares Transportation Average ETF	(44)	(5,446)
iShares U.S. Healthcare Providers ETF	(33)	(3,817)
iShares U.S. Home Construction ETF	(12)	(292)
iShares U.S. Medical Devices ETF	(13)	(1,495)
Powershares QQQ Trust Series 1	(81)	(8,434)
SPDR S&P Biotech ETF	(231)	(11,677)
SPDR S&P Health Care Services ETF	(14)	(737)
SPDR S&P Homebuilders ETF	(108)	(3,296)
SPDR S&P Oil & Gas Exploration & Production ETF	(224)	(6,382)
SPDR S&P Retail ETF	(53)	(2,175)
SPDR S&P Semiconductor ETF	(135)	(5,592)
SPDR S&P500 ETF Trust	(295)	(57,192)
Technology Select Sector SPDR Fund	(39)	(1,608)
United States Oil Fund LP (a)	(144)	(1,390)
Utilities Select Sector SPDR Fund	(184)	(8,357)
WisdomTree Europe Hedged Equity Fund	(31)	(1,612)
WisdomTree India Earnings Fund	(68)	(1,264)
WisdomTree Japan Hedged Equity Fund	(54)	(2,568)
TOTAL SHORT EXCHANGE TRADED FUNDS (Proceeds $200,643)		(195,753)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,060,821) - (21.32)%		(1,044,856)
NET TOTAL INVESTMENTS (Cost $3,733,374) - 74.75%		3,663,246
Other Assets in Excess of Liabilities (c) - 25.25%		1,237,535
NET ASSETS - 100.00%		$4,900,781

(a) Non-income producing security.
(b) Foreign security.
(c) All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
ADR - American Depository Receipt
ETF - Exchange-Traded Fund
ETN - Exchange Traded Note
plc - Public Limited Company
Reg - Registered
SWR - Swedish Depository Receipt

* Cost for Federal income tax purposes as of January 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.  Net unrealized depreciation is as follows:

Gross Unrealized Appreciation	$126,136
Gross Unrealized Depreciation	(196,264)
Net Unrealized Depreciation	$(70,128)

Investment Valuation - The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

All Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®  and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market.  If a non-exchanged traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Fixed income securities are valued at the mean of the closing bid and asked prices as determined by an independent pricing service.  If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method.  Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at the evaluated mean price supplied by an approved Pricing Service.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Future Contracts are valued at the Settlement Price on the exchange on which they principally traded.

Equity Swap Contract prices are determined by using the same methods used to price the underlying security.

Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services ("USBFS") using an "interpolation" methodology that incorporates foreign-exchange prices obtained from an approved Pricing Service for standard forward-settlement periods, such as one month, three months, six months and one year.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks*	$1,566,604	$-	$-	$1,566,604
Long Exchange Traded Funds	3,136,018	-	-	3,136,018
Purchased Call Options	-	3,650	-	3,650
Purchased Put Options	-	1,830	-	1,830
Forward Currency Exchange Contracts**	-	204	-	204

Liabilities
Common Stocks Sold Short*	$849,103	$-	$-	$849,103
Exchange Traded Funds Sold Short	195,753	-	-	195,753
Written Call Options	691	-	-	691
Written Put Options	906	-	-	906
Swap Contracts**	-	1,003	-	1,003

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.
** Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Disclosures about Derivative Instruments and Hedging Activities at January 31, 2016.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of January 31, 2016 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$5,480	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	906

Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	1,003
Foreign Exchange Contracts:	Schedule of Forward Currency Exchange Contracts	204	Schedule of Forward Currency Exchange Contracts	-
Total		$5,684		$1,909

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2016 (Unaudited)

	Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
Molson Coors Brewing Company, Class B
Expiration: March 2016, Exercise Price: $95.00	1	$135
Plains All American Pipeline LP
Expiration: February 2016, Exercise Price: $20.00	1	215
Expiration: February 2016, Exercise Price: $21.00	1	155
Wal-Mart Stores, Inc.
Expiration: February 2016, Exercise Price: $66.00	1	186
		691

PUT OPTIONS WRITTEN
Advance Auto Parts, Inc.
Expiration: March 2016, Exercise Price: $125.00	1	123
Signet Jewelers Ltd.
Expiration: February 2016, Exercise Price: $105.00	1	92
		215
TOTAL OPTIONS WRITTEN
(Premiums received $589)		$906

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS
January 31, 2016 (Unaudited)

				Unrealized
Termination Date*	Security	Shares	Notional	Appreciation (Depreciation)**	Counterparty
LONG EQUITY SWAP CONTRACTS FOR DIFFERENCE
2/1/2016	Bae Systems	353	2,644	$(48)	Morgan Stanley
2/1/2016	CRH plc	77	2,185	(160)	Morgan Stanley
2/1/2016	Diageo plc	108	2,826	74	Morgan Stanley
2/1/2016	Imperial Brands plc	72	3,685	199	Morgan Stanley
2/1/2016	InterContinental Hotels Group plc	83	3,073	(357)	Morgan Stanley
2/1/2016	Petrofac Ltd.	274	3,075	15	Morgan Stanley
2/1/2016	Renault SA	43	3,896	(266)	Morgan Stanley
2/1/2016	RSA Insurance Group plc	350	2,262	(185)	Morgan Stanley
2/1/2016	Worldpay Group plc	469	2,133	(42)	Morgan Stanley

SHORT EQUITY SWAP CONTRACTS FOR DIFFERENCE
2/1/2016	J Sainsbury plc	(63)	(214)	(6)	Morgan Stanley
2/1/2016	LVHM Moet Hennessy Louis Vuitton SE	(9)	(1,334)	(111)	Morgan Stanley
2/1/2016	Technip SA	(45)	(2,015)	(73)	Morgan Stanley
2/1/2016	Tesco plc	(90)	(204)	(19)	Morgan Stanley
2/1/2016	Wm Morrison Supermarkets plc	(108)	(245)	(24)	Morgan Stanley
				$(1,003)

plc -	Public Limited Company
*	The equity swap contracts for difference mark-to-market daily.
**	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
January 31, 2016 (Unaudited)

							Unrealized
Settlement			USD Value at			USD Value at	Appreciation
Date	Currency to be Delivered		January 31, 2016	Currency to be Received		January 31, 2016	(Depreciation)**
2/29/2016	32,670	CNY	$4,956	4,950	USD	$4,950	$(6)
2/29/2016	1,959	CAD	1,398	1,400	USD	1,400	2
2/29/2016	11,200	USD	11,200	15,982	CAD	11,408	208
			$17,554			$17,758	$204

CAD-	Canadian Dollar
CNY-	Chinese Yuan Renminbi
USD-	U.S. Dollar
*	Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of January 31, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/ John Hedrick
 John Hedrick, President

Date  March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
John Hedrick, President

Date  March 30, 2016

By (Signature and Title)* /s/ David Cox
  David Cox, Treasurer

Date  March 30, 2016

* Print the name and title of each signing officer under his or her signature.